BUSINESS COMBINATIONS - Acquisition of Clarice Technologies (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 31, 2020 USD ($) $ / shares shares	Jan. 31, 2019 USD ($) shares	Mar. 31, 2018 USD ($) shares	Feb. 28, 2017 USD ($)	Jul. 15, 2016 USD ($) shares	May 23, 2016	May 14, 2015 USD ($) shares
Disclosure of detailed information about business combination [line items]
Number of employees									40
Total consideration paid net of cash and cash equivalents acquired	$ 4,137,000	$ 19,149,000	$ 16,584,000
Cash transferred	$ 4,328,000	21,300,000	19,525,000
Clarice
Disclosure of detailed information about business combination [line items]
Number of employees										337
Total consideration paid net of cash and cash equivalents acquired										$ 20,184,000
Business acquisition, number of shares acquired | shares								1,249		10,200
Percentage of voting equity interests acquired								9.32%		76.13%
Cash transferred								$ 4,208,000		$ 9,324,000
Business combination, percentage of voting interest acquired, staggered	23.87%
Business combination, gain (loss) on remeasurement of purchase price		418
Contingent consideration										$ 8,377,000
Business combination, percentage of voting interest acquired, total										100.00%
Gain on remeasurement of contingent consideration (note 27.10.1)	$ 0	$ (1,173,000)	$ 418,000
Acquiree Employee | Clarice
Disclosure of detailed information about business combination [line items]
Cash transferred							$ 600,000
Scenario, Forecast | Clarice
Disclosure of detailed information about business combination [line items]
Business acquisition, number of shares acquired | shares				277	550	920
Percentage of voting equity interests acquired				2.07%	4.11%	6.87%
Business combination, share price | $ / shares				$ 970.78
Contingent consideration				$ 1,316,000	$ 3,135,000	$ 3,128,000